LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
LEASE OBLIGATIONS
Summary of additional information about leasing activities for lessee

	December 31, 2020	December 31, 2019
Lease obligations	$241.0	$246.4
Less: Interest	49.8	54.3
	191.2	192.1
Less: Current portion	37.5	33.2
	$153.7	$158.9

Schedule of maturities of operating lease payments

Principal and interest payments on future minimum lease payments under the lease obligations in each of the next five years are as follows:

Lease liabilities
2021	$39.8
2022	65.1
2023	28.2
2024	19.5
2025	26.5
Thereafter	61.9
$241.0